Label	Element	Value
Direxion Auspice Broad Commodity Strategy ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.00%
Direxion Auspice Broad Commodity Strategy ETF | Dreyfus Government Cash Management Institutional Shares [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	98.00%
Direxion Auspice Broad Commodity Strategy ETF | Gold February 2025 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Direxion Auspice Broad Commodity Strategy ETF | Silver December 2024 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%
Direxion Auspice Broad Commodity Strategy ETF | Sugar July 2025 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Direxion Auspice Broad Commodity Strategy ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.00%
Direxion Auspice Broad Commodity Strategy ETF | Short-Term Investments and Other Assets [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.00%
Direxion Auspice Broad Commodity Strategy ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.00%